UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  028-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

 /s/    Gregory S. Rubin     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $215,879 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BELO CORP                      COM SER A        080555105     5286   600000 SH       SOLE                   600000        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     2702   150000 SH       SOLE                   150000        0        0
DORAL FINL CORP                COM NEW          25811P886     2200  1999997 SH       SOLE                  1999997        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7     3900  5000000 PRN      SOLE                  5000000        0        0
LAS VEGAS SANDS CORP           COM              517834107     5066   120000 SH       SOLE                   120000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   138341  3497887 SH       SOLE                  3497887        0        0
RSC HOLDINGS INC               COM              74972L102    25180  1737765 SH       OTHER                       0  1737765        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     5016   400000 SH       SOLE                   400000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    13259   100000 SH  PUT  SOLE                   100000        0        0
VISTEON CORP                   COM NEW          92839U206    14929   238900 SH       SOLE                   238900        0        0